American Funds College Target Date Series®
American Funds® College 2039 Fund
Investment portfolio
January 31, 2024
unaudited
Fund investments Growth funds 44%	Shares	Value (000)
AMCAP Fund, Class R-6	2,104,967	$83,188
SMALLCAP World Fund, Inc., Class R-6	1,236,005	82,417
The Growth Fund of America, Class R-6	1,059,222	68,140
New Perspective Fund, Class R-6	1,046,623	58,799
The New Economy Fund, Class R-6	608,038	33,545
EuroPacific Growth Fund, Class R-6	593,775	32,450
American Funds Global Insight Fund, Class R-6	1,238,571	26,555
		385,094
Growth-and-income funds 37%
The Investment Company of America, Class R-6	1,673,830	85,416
Capital World Growth and Income Fund, Class R-6	1,284,904	77,660
Fundamental Investors, Class R-6	1,063,274	76,853
Washington Mutual Investors Fund, Class R-6	910,163	52,589
International Growth and Income Fund, Class R-6	733,968	25,982
		318,500
Balanced funds 10%
American Balanced Fund, Class R-6	1,367,226	44,080
American Funds Global Balanced Fund, Class R-6	1,177,128	42,612
		86,692
Fixed income funds 9%
American High-Income Trust, Class R-6	4,775,001	45,315
U.S. Government Securities Fund, Class R-6	1,344,478	16,295
The Bond Fund of America, Class R-6	670,991	7,676
American Funds Multi-Sector Income Fund, Class R-6	567,805	5,286
		74,572
Total investment securities 100% (cost: $823,798,000)		864,858
Other assets less liabilities 0%		(216)
Net assets 100%		$864,642
American Funds College Target Date Series — Page 1 of 14

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44%
AMCAP Fund, Class R-6	$62,851	$10,100	$—	$—	$10,237	$83,188	$432	$1,978
SMALLCAP World Fund, Inc., Class R-6	62,851	9,670	—	—	9,896	82,417	761	—
The Growth Fund of America, Class R-6	50,271	11,882	—	—	5,987	68,140	516	3,928
New Perspective Fund, Class R-6	43,980	10,559	—	—	4,260	58,799	645	2,273
The New Economy Fund, Class R-6	25,109	5,192	—	—	3,244	33,545	167	1,093
EuroPacific Growth Fund, Class R-6	25,198	4,682	—	—	2,570	32,450	494	584
American Funds Global Insight Fund, Class R-6	18,819	5,419	—	—	2,317	26,555	344	—
						385,094
Growth-and-income funds 37%
The Investment Company of America, Class R-6	62,625	14,775	—	—	8,016	85,416	438	2,611
Capital World Growth and Income Fund, Class R-6	56,334	14,002	—	—	7,324	77,660	463	1,067
Fundamental Investors, Class R-6	57,451	12,173	—	—	7,229	76,853	361	2,501
Washington Mutual Investors Fund, Class R-6	37,463	10,827	—	—	4,299	52,589	305	955
International Growth and Income Fund, Class R-6	18,593	5,301	—	—	2,088	25,982	99	—
						318,500
Balanced funds 10%
American Balanced Fund, Class R-6	31,264	9,176	—	—	3,640	44,080	566	—
American Funds Global Balanced Fund, Class R-6	31,364	7,545	—	—	3,703	42,612	190	—
						86,692
Fixed income funds 9%
American High-Income Trust, Class R-6	32,022	10,834	—	—	2,459	45,315	689	—
U.S. Government Securities Fund, Class R-6	12,835	2,603	—	—	857	16,295	169	—
The Bond Fund of America, Class R-6	—	7,682	—	—	(6)	7,676	25	—
American Funds Multi-Sector Income Fund, Class R-6	—	5,271	—	—	15	5,286	25	—
						74,572
Total 100%				$—	$78,135	$864,858	$6,689	$16,990

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 2 of 14

American Funds® College 2036 Fund
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 30%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,316,365	$149,012
AMCAP Fund, Class R-6	3,332,453	131,699
SMALLCAP World Fund, Inc., Class R-6	1,598,080	106,560
New Perspective Fund, Class R-6	1,844,595	103,629
American Funds Global Insight Fund, Class R-6	3,661,987	78,513
The New Economy Fund, Class R-6	1,153,469	63,637
EuroPacific Growth Fund, Class R-6	106,921	5,843
		638,893
Growth-and-income funds 35%
The Investment Company of America, Class R-6	3,729,391	190,311
Capital World Growth and Income Fund, Class R-6	3,130,655	189,217
Fundamental Investors, Class R-6	2,334,031	168,704
Washington Mutual Investors Fund, Class R-6	2,554,095	147,576
International Growth and Income Fund, Class R-6	1,742,383	61,680
American Mutual Fund, Class R-6	103,008	5,292
		762,780
Equity-income funds 0%
Capital Income Builder, Class R-6	12,345	815
Balanced funds 10%
American Balanced Fund, Class R-6	3,884,007	125,220
American Funds Global Balanced Fund, Class R-6	2,267,347	82,078
		207,298
Fixed income funds 25%
The Bond Fund of America, Class R-6	19,492,923	222,999
American Funds Multi-Sector Income Fund, Class R-6	15,895,556	147,988
American High-Income Trust, Class R-6	15,566,537	147,726
American Funds Mortgage Fund, Class R-6	626,628	5,583
American Funds Strategic Bond Fund, Class R-6	599,599	5,576
U.S. Government Securities Fund, Class R-6	255,909	3,102
		532,974
Total investment securities 100% (cost: $2,092,835,000)		2,142,760
Other assets less liabilities 0%		(530)
Net assets 100%		$2,142,230
American Funds College Target Date Series — Page 3 of 14

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 30%
The Growth Fund of America, Class R-6	$124,054	$10,454	$—	$—	$14,504	$149,012	$1,213	$9,241
AMCAP Fund, Class R-6	110,156	4,038	—	—	17,505	131,699	724	3,314
SMALLCAP World Fund, Inc., Class R-6	91,428	1,052	—	—	14,080	106,560	1,052	—
New Perspective Fund, Class R-6	89,591	5,533	—	—	8,505	103,629	1,223	4,310
American Funds Global Insight Fund, Class R-6	69,182	1,181	—	—	8,150	78,513	1,181	—
The New Economy Fund, Class R-6	54,293	2,560	—	—	6,784	63,637	340	2,220
EuroPacific Growth Fund, Class R-6	5,133	201	—	—	509	5,843	92	109
						638,893
Growth-and-income funds 35%
The Investment Company of America, Class R-6	161,426	9,056	—	—	19,829	190,311	1,059	6,307
Capital World Growth and Income Fund, Class R-6	160,200	9,127	—	—	19,890	189,217	1,240	2,856
Fundamental Investors, Class R-6	142,629	8,521	—	—	17,554	168,704	856	5,921
Washington Mutual Investors Fund, Class R-6	124,395	9,532	—	—	13,649	147,576	942	2,945
International Growth and Income Fund, Class R-6	52,786	3,269	—	—	5,625	61,680	257	—
American Mutual Fund, Class R-6	—	5,244	—	—	48	5,292	—	—
						762,780
Equity-income funds 0%
Capital Income Builder, Class R-6	—	808	—	—	7	815	—	—
Balanced funds 10%
American Balanced Fund, Class R-6	105,281	8,367	—	—	11,572	125,220	1,771	—
American Funds Global Balanced Fund, Class R-6	72,657	1,298	—	—	8,123	82,078	394	—
						207,298
Fixed income funds 25%
The Bond Fund of America, Class R-6	176,677	33,215	—	—	13,107	222,999	2,230	—
American Funds Multi-Sector Income Fund, Class R-6	122,544	15,250	—	—	10,194	147,988	2,299	—
American High-Income Trust, Class R-6	124,926	13,636	—	—	9,164	147,726	2,478	—
American Funds Mortgage Fund, Class R-6	—	5,577	—	—	6	5,583	18	—
American Funds Strategic Bond Fund, Class R-6	—	5,552	—	—	24	5,576	—	—
U.S. Government Securities Fund, Class R-6	2,885	34	—	—	183	3,102	34	—
						532,974
Total 100%				$—	$199,012	$2,142,760	$19,403	$37,223

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 4 of 14

American Funds College 2033 Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 8%	Shares	Value (000)
AMCAP Fund, Class R-6	1,689,623	$66,774
New Perspective Fund, Class R-6	1,109,967	62,358
American Funds Global Insight Fund, Class R-6	2,789,694	59,811
The Growth Fund of America, Class R-6	250,644	16,124
SMALLCAP World Fund, Inc., Class R-6	155,977	10,400
The New Economy Fund, Class R-6	124,073	6,845
		222,312
Growth-and-income funds 37%
American Mutual Fund, Class R-6	4,651,520	238,995
Capital World Growth and Income Fund, Class R-6	3,798,155	229,560
Washington Mutual Investors Fund, Class R-6	3,900,773	225,387
The Investment Company of America, Class R-6	4,080,660	208,236
Fundamental Investors, Class R-6	1,721,870	124,457
International Growth and Income Fund, Class R-6	1,594,745	56,454
		1,083,089
Equity-income funds 6%
Capital Income Builder, Class R-6	1,614,364	106,516
The Income Fund of America, Class R-6	3,403,168	79,430
		185,946
Balanced funds 10%
American Balanced Fund, Class R-6	6,006,346	193,645
American Funds Global Balanced Fund, Class R-6	2,368,460	85,738
		279,383
Fixed income funds 39%
The Bond Fund of America, Class R-6	37,444,618	428,367
American High-Income Trust, Class R-6	21,001,499	199,304
American Funds Multi-Sector Income Fund, Class R-6	21,359,698	198,859
American Funds Mortgage Fund, Class R-6	16,889,321	150,484
American Funds Strategic Bond Fund, Class R-6	16,149,581	150,191
Intermediate Bond Fund of America, Class R-6	283,748	3,564
		1,130,769
Total investment securities 100% (cost: $2,900,095,000)		2,901,499
Other assets less liabilities 0%		(731)
Net assets 100%		$2,900,768
American Funds College Target Date Series — Page 5 of 14

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 8%
AMCAP Fund, Class R-6	$55,851	$2,048	$—	$—	$8,875	$66,774	$367	$1,680
New Perspective Fund, Class R-6	53,911	3,330	—	—	5,117	62,358	736	2,594
American Funds Global Insight Fund, Class R-6	52,703	900	—	—	6,208	59,811	900	—
The Growth Fund of America, Class R-6	13,423	1,131	—	—	1,570	16,124	131	1,000
SMALLCAP World Fund, Inc., Class R-6	8,924	103	—	—	1,373	10,400	103	—
The New Economy Fund, Class R-6	5,840	275	—	—	730	6,845	37	239
						222,312
Growth-and-income funds 37%
American Mutual Fund, Class R-6	209,797	9,768	—	—	19,430	238,995	2,161	3,744
Capital World Growth and Income Fund, Class R-6	199,897	5,025	—	—	24,638	229,560	1,522	3,504
Washington Mutual Investors Fund, Class R-6	197,898	6,045	—	—	21,444	225,387	1,465	4,579
The Investment Company of America, Class R-6	178,257	8,122	—	—	21,857	208,236	1,167	6,955
Fundamental Investors, Class R-6	106,376	5,020	—	—	13,061	124,457	634	4,385
International Growth and Income Fund, Class R-6	50,848	238	—	—	5,368	56,454	238	—
						1,083,089
Equity-income funds 6%
Capital Income Builder, Class R-6	93,634	4,019	—	—	8,863	106,516	1,542	116
The Income Fund of America, Class R-6	69,058	4,338	—	—	6,034	79,430	1,195	—
						185,946
Balanced funds 10%
American Balanced Fund, Class R-6	172,126	2,836	—	—	18,683	193,645	2,836	—
American Funds Global Balanced Fund, Class R-6	76,741	416	—	—	8,581	85,738	416	—
						279,383
Fixed income funds 39%
The Bond Fund of America, Class R-6	374,582	26,593	—	—	27,192	428,367	4,543	—
American High-Income Trust, Class R-6	178,200	8,345	—	—	12,759	199,304	3,412	—
American Funds Multi-Sector Income Fund, Class R-6	177,397	7,217	—	—	14,245	198,859	3,170	—
American Funds Mortgage Fund, Class R-6	121,493	19,727	—	—	9,264	150,484	1,605	—
American Funds Strategic Bond Fund, Class R-6[2]	120,404	21,511	1,416	—	9,692	150,191	(183)	—
Intermediate Bond Fund of America, Class R-6	—	3,554	—	—	10	3,564	8	—
						1,130,769
Total 100%				$—	$244,994	$2,901,499	$28,005	$28,796

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 6 of 14

American Funds College 2030 Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 1%	Shares	Value (000)
AMCAP Fund, Class R-6	148,774	$5,880
New Perspective Fund, Class R-6	99,581	5,594
American Funds Global Insight Fund, Class R-6	254,952	5,466
		16,940
Growth-and-income funds 24%
American Mutual Fund, Class R-6	6,942,250	356,693
Washington Mutual Investors Fund, Class R-6	4,530,641	261,780
Capital World Growth and Income Fund, Class R-6	2,609,293	157,706
The Investment Company of America, Class R-6	1,759,439	89,784
Fundamental Investors, Class R-6	161,323	11,660
International Growth and Income Fund, Class R-6	151,317	5,357
		882,980
Equity-income funds 14%
The Income Fund of America, Class R-6	13,349,367	311,574
Capital Income Builder, Class R-6	3,160,710	208,544
		520,118
Balanced funds 9%
American Balanced Fund, Class R-6	7,868,413	253,678
American Funds Global Balanced Fund, Class R-6	2,060,666	74,596
		328,274
Fixed income funds 52%
The Bond Fund of America, Class R-6	43,879,279	501,979
American Funds Mortgage Fund, Class R-6	40,425,968	360,195
American Funds Strategic Bond Fund, Class R-6	38,299,207	356,183
American High-Income Trust, Class R-6	26,571,082	252,159
American Funds Multi-Sector Income Fund, Class R-6	26,918,326	250,610
Intermediate Bond Fund of America, Class R-6	15,469,420	194,296
Short-Term Bond Fund of America, Class R-6	680,055	6,481
		1,921,903
Total investment securities 100% (cost: $3,791,895,000)		3,670,215
Other assets less liabilities 0%		(905)
Net assets 100%		$3,669,310
American Funds College Target Date Series — Page 7 of 14

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1%
AMCAP Fund, Class R-6	$4,918	$181	$—	$—	$781	$5,880	$32	$148
New Perspective Fund, Class R-6	4,837	298	—	—	459	5,594	66	233
American Funds Global Insight Fund, Class R-6	4,816	83	—	—	567	5,466	82	—
						16,940
Growth-and-income funds 24%
American Mutual Fund, Class R-6	318,566	8,869	—	—	29,258	356,693	3,246	5,623
Washington Mutual Investors Fund, Class R-6	229,854	7,019	—	—	24,907	261,780	1,701	5,319
Capital World Growth and Income Fund, Class R-6	137,327	3,453	—	—	16,926	157,706	1,045	2,407
The Investment Company of America, Class R-6	77,481	3,511	690	(5)	9,487	89,784	505	3,006
Fundamental Investors, Class R-6	9,966	470	—	—	1,224	11,660	59	411
International Growth and Income Fund, Class R-6	4,825	23	—	—	509	5,357	23	—
						882,980
Equity-income funds 14%
The Income Fund of America, Class R-6	278,460	8,798	—	—	24,316	311,574	4,790	—
Capital Income Builder, Class R-6	187,707	3,258	—	—	17,579	208,544	3,029	228
						520,118
Balanced funds 9%
American Balanced Fund, Class R-6	225,488	3,715	—	—	24,475	253,678	3,715	—
American Funds Global Balanced Fund, Class R-6	66,768	362	—	—	7,466	74,596	362	—
						328,274
Fixed income funds 52%
The Bond Fund of America, Class R-6	457,784	11,574	—	—	32,621	501,979	5,396	—
American Funds Mortgage Fund, Class R-6	318,061	18,082	—	—	24,052	360,195	4,065	—
American Funds Strategic Bond Fund, Class R-6[2]	315,610	19,173	3,908	—	25,308	356,183	(753)	—
American High-Income Trust, Class R-6	231,298	4,373	—	—	16,488	252,159	4,373	—
American Funds Multi-Sector Income Fund, Class R-6	228,256	4,041	—	—	18,313	250,610	4,041	—
Intermediate Bond Fund of America, Class R-6	154,023	33,046	—	—	7,227	194,296	1,803	—
Short-Term Bond Fund of America, Class R-6	—	6,476	—	—	5	6,481	11	—
						1,921,903
Total 100%				$(5)	$281,968	$3,670,215	$37,591	$17,375

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 8 of 14

American Funds College 2027 Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth-and-income funds 14%	Shares	Value (000)
American Mutual Fund, Class R-6	6,066,040	$311,673
Capital World Growth and Income Fund, Class R-6	942,425	56,960
Washington Mutual Investors Fund, Class R-6	985,336	56,933
		425,566
Equity-income funds 6%
The Income Fund of America, Class R-6	6,108,880	142,581
Capital Income Builder, Class R-6	867,048	57,208
		199,789
Balanced funds 7%
American Balanced Fund, Class R-6	6,616,576	213,319
Fixed income funds 73%
Intermediate Bond Fund of America, Class R-6	42,584,789	534,865
American Funds Mortgage Fund, Class R-6	51,894,095	462,376
Short-Term Bond Fund of America, Class R-6	43,310,842	412,752
The Bond Fund of America, Class R-6	27,862,486	318,747
American Funds Strategic Bond Fund, Class R-6	32,579,997	302,994
American Funds Multi-Sector Income Fund, Class R-6	15,515,697	144,451
American High-Income Trust, Class R-6	15,196,069	144,211
		2,320,396
Total investment securities 100% (cost: $3,330,731,000)		3,159,070
Other assets less liabilities 0%		(830)
Net assets 100%		$3,158,240
American Funds College Target Date Series — Page 9 of 14

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 14%
American Mutual Fund, Class R-6	$282,182	$10,453	$6,937	$1,349	$24,626	$311,673	$2,875	$4,981
Capital World Growth and Income Fund, Class R-6	60,055	1,510	12,134	2,009	5,520	56,960	457	1,053
Washington Mutual Investors Fund, Class R-6	67,322	2,036	19,898	1,680	5,793	56,933	493	1,543
The Investment Company of America, Class R-6[2]	4,463	203	5,287	112	509	—	29	174
						425,566
Equity-income funds 6%
The Income Fund of America, Class R-6	148,913	2,526	21,887	447	12,582	142,581	2,526	—
Capital Income Builder, Class R-6	63,773	1,107	13,729	(399)	6,456	57,208	1,029	77
						199,789
Balanced funds 7%
American Balanced Fund, Class R-6	197,235	3,249	8,634	1,040	20,429	213,319	3,249	—
American Funds Global Balanced Fund, Class R-6[2]	4,219	23	4,738	(418)	914	—	23	—
						213,319
Fixed income funds 73%
Intermediate Bond Fund of America, Class R-6	444,813	69,505	—	—	20,547	534,865	4,929	—
American Funds Mortgage Fund, Class R-6	417,080	14,012	—	—	31,284	462,376	5,228	—
Short-Term Bond Fund of America, Class R-6	273,235	134,170	—	—	5,347	412,752	3,016	—
The Bond Fund of America, Class R-6	318,585	3,731	26,132	(1,017)	23,580	318,747	3,731	—
American Funds Strategic Bond Fund, Class R-6[3]	282,466	2,724	4,562	30	22,336	302,994	(843)	—
American Funds Multi-Sector Income Fund, Class R-6	146,375	2,589	16,239	543	11,183	144,451	2,589	—
American High-Income Trust, Class R-6	148,914	2,812	18,150	745	9,890	144,211	2,812	—
						2,320,396
Total 100%				$6,121	$200,996	$3,159,070	$32,143	$7,828

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 1/31/2024.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 10 of 14

American Funds College 2024 Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	4,881,022	$250,787
Balanced funds 5%
American Balanced Fund, Class R-6	4,321,174	139,315
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	133,179,231	1,269,198
Intermediate Bond Fund of America, Class R-6	58,587,374	735,857
American Funds Mortgage Fund, Class R-6	31,824,170	283,553
American Funds Strategic Bond Fund, Class R-6	15,225,529	141,598
		2,430,206
Total investment securities 100% (cost: $2,981,778,000)		2,820,308
Other assets less liabilities 0%		(833)
Net assets 100%		$2,819,475
American Funds College Target Date Series — Page 11 of 14

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$244,559	$9,616	$25,582	$3,012	$19,182	$250,787	$2,398	$4,154
Capital World Growth and Income Fund, Class R-6[2]	3,997	—	4,148	334	(183)	—	—	—
Washington Mutual Investors Fund, Class R-6[2]	4,050	—	4,180	35	95	—	—	—
						250,787
Balanced funds 5%
American Balanced Fund, Class R-6	139,418	2,166	16,848	(832)	15,411	139,315	2,165	—
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	1,200,945	75,791	30,034	332	22,164	1,269,198	13,098	—
Intermediate Bond Fund of America, Class R-6	706,912	24,413	27,548	510	31,570	735,857	7,706	—
American Funds Mortgage Fund, Class R-6	282,736	3,475	23,307	(3,123)	23,772	283,553	3,356	—
American Funds Strategic Bond Fund, Class R-6[3]	147,057	1,302	18,793	(3,550)	15,582	141,598	(1,365)	—
American Funds Multi-Sector Income Fund, Class R-6[2]	10,807	—	11,070	(246)	509	—	6	—
American High-Income Trust, Class R-6[2]	10,841	—	11,073	(97)	329	—	6	—
The Bond Fund of America, Class R-6[2]	23,081	—	23,621	(6,841)	7,381	—	8	—
						2,430,206
Equity-income funds 0%
Capital Income Builder, Class R-6[2]	2,882	—	2,971	(312)	401	—	—	—
The Income Fund of America, Class R-6[2]	4,805	—	4,943	(853)	991	—	—	—
						—
Total 100%				$(11,631)	$137,204	$2,820,308	$27,378	$4,154

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 1/31/2024.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 12 of 14

American Funds College Enrollment Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	2,680,073	$137,702
Balanced funds 5%
American Balanced Fund, Class R-6	2,376,234	76,610
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	73,251,685	698,089
Intermediate Bond Fund of America, Class R-6	32,138,794	403,663
American Funds Mortgage Fund, Class R-6	17,477,681	155,726
American Funds Strategic Bond Fund, Class R-6	8,367,423	77,817
		1,335,295
Total investment securities 100% (cost: $1,663,713,000)		1,549,607
Other assets less liabilities 0%		(465)
Net assets 100%		$1,549,142
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$143,812	$3,772	$22,778	$969	$11,927	$137,702	$1,381	$2,392
Balanced funds 5%
American Balanced Fund, Class R-6	80,032	1,248	13,057	(575)	8,962	76,610	1,248	—
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	741,056	7,504	63,689	546	12,672	698,089	7,504	—
Intermediate Bond Fund of America, Class R-6	429,790	4,413	49,343	(4,372)	23,175	403,663	4,412	—
American Funds Mortgage Fund, Class R-6	162,204	1,916	20,308	(2,973)	14,887	155,726	1,916	—
American Funds Strategic Bond Fund, Class R-6[2]	81,345	739	11,213	(1,976)	8,922	77,817	(891)	—
						1,335,295
Total 100%				$(8,381)	$80,545	$1,549,607	$15,570	$2,392

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 13 of 14

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of January 31, 2024, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-800-0324O-S96413
American Funds College Target Date Series — Page 14 of 14